FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Financial Risk Management [Abstract]
Schedule of hedge information
The following tables show the level of hedge for different periods:

Positions as of December 31, 2024 (*)	Maturities
	Q125	Q225	Q325	Q425	Total
Percentage of coverage over the expected volume of consumption	51%	47%	34%	30%	41%

Positions as of December 31, 2023 (*)	Maturities
	Q124	Q224	Q324	Q424	Total
Percentage of coverage over the expected volume of consumption	35%	32%	30%	22%	30%
(*) The percentage shown in the table considers all the hedging instruments (swaps and options).
Hedge derivatives

	Current liabilities		Non-current liabilities		Total hedge derivatives
	As of December 31, 2024	As of December 31, 2023	As of December 31, 2024	As of December 31, 2023	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Fair value of foreign currency derivatives	—	1,544	—	—	—	1,544
Total hedge derivatives	—	1,544	—	—	—	1,544

Schedule of sensitivity analysis
The following table shows the sensitivity of financial instruments according to reasonable changes in the price of fuel and their effect on equity.

Benchmark price (US$ per barrel)	Positions as of December 31, 2024 effect on Equity (MUS$)	Positions as of December 31, 2023 effect on Equity (MUS$)
+5	+15.7	+10.8
-5	-12.8	-10.7
The following table shows the sensitivity of current hedging FX derivative instruments according to reasonable changes in the exchange rate and its effect on equity.

Appreciation (depreciation) of R$/US$	Effect on equity as of December 31, 2024 (MUS$)	Effect on equity as of December 31, 2023 (MUS$)
-10%	-3.6	-10.0
+10%	+1.0	+19.0
The following table shows the impact of the Exchange Rate variation on the Consolidated Income Statement when the R$/US$ exchange rate appreciates or depreciates by 10%:

Appreciation (depreciation) of R$/US$	Effect on Income Statement for the year ended December 31, 2024 (MUS$)	Effect on Income Statement for the year ended December 31, 2023 (MUS$)
-10%	-54.7	+6.6
+10%	+54.7	-6.6
The following table shows the impact on the Cumulative Translation Adjustment included in Other comprehensive income recognized in Total equity in the case of an appreciation or depreciation 10% the exchange rate R$/US$:

Appreciation (depreciation) of R$/US$	Effect at December 31, 2024 MUS$	Effect at December 31, 2023 MUS$
-10%	+318.51	+327.01
+10%	-260.60	-267.56
Sensitivity analysis:
The following table shows the sensitivity of changes in financial obligations that are not hedged against interest-rate variations. These changes are considered reasonably possible, based on current market conditions each date.

Increase (decrease) of future curve SOFR rate	Positions as of December 31, 2024 effect on Income (Loss) before taxes (MUS$)	Positions as of December 31, 2023 effect on Income (Loss) before tax (MUS$)

+100 basis points	-9.28	-20.27
-100 basis points	+9.28	+20.27

Increase (decrease) interest rate curve	Positions as of December 31, 2024 effect on equity (MUS$)	Positions as of December 31, 2023 effect on equity (MUS$)

+100 basis points	+5.9	—
-100 basis points	-6.3	—

Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity
Class of liability for the analysis of liquidity risk ordered by date of maturity as of December 31, 2024
Debtor: LATAM Airlines Group S.A., Tax No. 89.862.200-2 Chile

Tax No.	Creditor	Creditor country	Currency	Up to 90 days	More than 90 days to one year	More than one to three years	More than three to five years	More than five years	Total	Nominal value	Amortization	Annual
												Effective rate	Nominal rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%

Obligations with the public
97.036.000-K	SANTANDER	Chile	UF	—	2,970	5,889	5,889	167,830	182,578	147,217	To the expiration	2.00	2.00
0-E	WILMINGTON TRUST COMPANY	U.S.A.	US$	—	203,875	407,750	1,107,750	1,455,125	3,174,500	2,100,000	To the expiration	10.69	9.71
97.036.000-K	SANTANDER	Chile	US$	—	—	—	—	6	6	3	To the expiration	1.00	1.00

Guaranteed obligations
0-E	BNP PARIBAS	U.S.A.	US$	5,996	17,263	45,343	43,928	104,940	217,470	159,624	Quarterly	6.03	6.03
0-E	WILMINGTON TRUST COMPANY	U.S.A.	US$	5,770	17,015	43,945	41,683	33,697	142,110	115,727	Quarterly/Monthly	7.73	7.73
0-E	BOCOMM	Ireland	US$	2,724	8,158	20,911	19,790	110,277	161,860	100,000	Quarterly	6.42	6.42

Other guaranteed obligation
0-E	EXIM BANK	U.S.A.	US$	5,447	16,392	43,700	38,590	14	104,143	99,109	Quarterly	2.29	2.05
0-E	MUFG	U.S.A.	US$	—	—	—	—	—	—	—	Quarterly	—	—
0-E	CREDIT AGRICOLE	France	US$	4,097	13,097	35,021	292,571	—	344,786	275,012	To the expiration	6.63	6.63

Financial lease
0-E	NATIXIS	France	US$	10,319	29,916	77,088	112,238	24,493	254,054	191,383	Quarterly	6.73	6.73
0-E	US BANK	U.S.A.	US$	11,210	6,710	—	—	—	17,920	17,492	Quarterly	4.88	3.40
0-E	EXIM BANK	U.S.A.	US$	36,227	82,640	180,932	108,316	36,702	444,817	413,072	Quarterly	4.00	3.17
0-E	BANK OF UTAH	U.S.A.	US$	5,981	18,001	51,307	60,431	86,947	222,667	161,870	Monthly	10.71	10.71

	TOTAL			87,771	416,037	911,886	1,831,186	2,020,031	5,266,911	3,780,509

Class of liability for the analysis of liquidity risk ordered by date of maturity as of December 31, 2024
Debtor: TAM S.A., Tax No. 02.012.862/0001-60, Brazil.

Tax No.	Creditor	Creditor country	Currency	Up to 90 days	More than 90 days to one year	More than one to three years	More than three to five years	More than five years	Total	Nominal value	Amortization	Annual
												Effective rate	Nominal rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Financial leases
0-E	NATIXIS	France	US$	510	1,530	4,080	7,846	—	13,966	13,966	Quarterly	—	—

	TOTAL			510	1,530	4,080	7,846	—	13,966	13,966

Class of liability for the analysis of liquidity risk ordered by date of maturity as of December 31, 2024
Debtor: LATAM Airlines Group S.A., Tax No. 89.862.200-2, Chile.

Tax No.	Creditor	Creditor country	Currency	Up to 90 days	More than 90 days to one year	More than one to three years	More than three to five years	More than five years	Total	Nominal value	Amortization	Annual
												Effective rate	Nominal rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Lease Liability
	AIRCRAFT	OTHERS	US$	144,076	507,305	1,171,362	958,537	1,718,984	4,500,264	3,174,757	—	—	—
	OTHER ASSETS	OTHERS	US$	3,717	11,276	31,723	27,462	90,051	164,229	88,854	—	—	—
			CLP	1,535	4,604	11,441	10,263	29,935	57,778	36,151	—	—	—
			UF	1,264	3,757	9,241	6,523	3,631	24,416	21,425	—	—	—
			COP	344	1,016	1,784	56	—	3,200	2,829	—	—	—
			EUR	31	92	58	8	—	189	183	—	—	—
			BRL	3,072	8,322	18,727	12,425	18,256	60,802	38,082	—	—	—
			MXN	87	217	11	—	—	315	299	—	—	—
Trade and other accounts payables
-	OTHERS	OTHERS	US$	1,291,259	6,478	—	—	—	1,297,737	709,933	—	—	—
			CLP	65,753	193	—	—	—	65,946	64,317	—	—	—
			BRL	224,513	6,621	—	—	—	231,134	409,474	—	—	—
			Other currency	172,749	4,534	—	—	—	177,283	118,189	—	—	—
Accounts payable to related parties currents
Foreign	Qatar Airways	Qatar	US$	—	3,576	—	—	—	3,576	3,576	—	—	—
Foreign	Delta Air Lines, Inc.	U.S.A	US$	—	9,299	—	—	—	9,299	9,299	—	—	—
	Total			1,908,400	567,290	1,244,347	1,015,274	1,860,857	6,596,168	4,677,368
	Total consolidated			1,996,681	984,857	2,160,313	2,854,306	3,880,888	11,877,045	8,471,843

Class of liability for the analysis of liquidity risk ordered by date of maturity as of December 31, 2023
Debtor: LATAM Airlines Group S.A., Tax No. 89.862.200-2 Chile.

Tax No.	Creditor	Creditor country	Currency	Up to 90 days	More than 90 days to one year	More than one to three years	More than three to five years	More than five years	Total	Nominal value	Amortization	Annual
												Effective rate	Nominal rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%

Bank loans
97.023.000-9	GOLDMAN SACHS	U.S.A.	US$	44,721	127,878	302,953	1,192,355	—	1,667,907	1,089,000	Quarterly	20.31	15.04
0-E	SANTANDER	Spain	US$	—	—	—	—	—	—	—	Quarterly	—	—
Obligations with the public
97.030.000-7	SANTANDER	Chile	UF	—	3,230	6,409	6,409	182,647	198,695	160,214	At Expiration	2.00	2.00
0-E	WILMINGTON TRUST COMPANY	U.S.A.	US$	—	153,813	307,625	697,438	793,625	1,952,501	1,150,000	At Expiration	15.00	13.38
97.036.000-K	SANTANDER	Chile	US$	—	—	—	—	6	6	3	At Expiration	1.00	1.00
Guaranteed obligations
0-E	BNP PARIBAS	U.S.A.	US$	5,940	17,082	41,319	40,578	120,730	225,649	171,704	Quarterly	6.98	6.98
0-E	WILMINGTON TRUST COMPANY	U.S.A.	US$	5,948	16,928	42,098	40,736	54,056	159,766	132,585	Quarterly / Monthly	8.76	8.76
Other guaranteed obligation
0-E	EXIM BANK	U.S.A.	US$	452	1,348	43,531	43,494	16,665	105,490	99,109	Quarterly	2.29	2.05
0-E	MUFG	U.S.A.	US$	12,919	37,926	16,649	—	—	67,494	64,102	Quarterly	7.11	7.11
0-E	CREDIT AGRICOLE	France	US$	6,451	33,576	75,714	243,842	—	359,583	266,768	At Expiration	9.43	9.43
Financial lease
0-E	NATIXIS	France	US$	10,653	30,443	73,474	70,443	94,995	280,008	215,357	Quarterly	7.58	7.58
0-E	US BANK	U.S.A.	US$	17,984	50,411	17,681	—	—	86,076	84,177	Quarterly	4.41	3.16
0-E	EXIM BANK	U.S.A.	US$	3,262	9,389	216,015	148,582	75,118	452,366	413,072	Quarterly	4.13	3.31
0-E	BANK OF UTAH	U.S.A.	US$	5,891	17,705	47,590	54,357	117,597	243,140	172,582	Monthly	10.71	10.71
Others loans
0-E	OTHERS (*)	Chile	US$	104	—	—	—	—	104	104	At Expiration	—	—
	TOTAL			114,325	499,729	1,191,058	2,538,234	1,455,439	5,798,785	4,018,777
(*)Obligation with creditors for executed letters of credit.

Class of liability for the analysis of liquidity risk ordered by date of maturity as of December 31, 2023
Debtor: TAM S.A., Tax No. 02.012.862/0001-60, Brazil.

Tax No.	Creditor	Creditor country	Currency	Up to 90 days	More than 90 days to one year	More than one to three years	More than three to five years	More than five years	Total	Nominal value	Amortization	Annual
												Effective rate	Nominal rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Financial Leases
0-E	NATIXIS	France	US$	510	1,530	4,080	9,886	—	16,006	16,006	Semiannual/Quarterly	—	—
Bank loans
	TOTAL			510	1,530	4,080	9,886	—	16,006	16,006

Class of liability for the analysis of liquidity risk ordered by date of maturity as of December 31, 2023
Debtor: LATAM Airlines Group S.A., Tax No. 89.862.200-2, Chile.

Tax No.	Creditor	Creditor country	Currency	Up to 90 days	More than 90 days to one year	More than one to three years	More than three to five years	More than five years	Total	Nominal value	Amortization	Annual
												Effective rate	Nominal rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Lease Liability
	AIRCRAFT	OTHERS	US$	139,599	419,554	1,116,682	928,238	1,685,262	4,289,335	2,894,195	—	—	—
	OTHER ASSETS	OTHERS	US$	2,523	7,276	14,863	846	1,404	26,912	25,680	—	—	—
			CLP	19	57	94	—	—	170	135	—	—	—
			UF	557	1,255	2,906	2,426	5,099	12,243	11,097	—	—	—
			COP	122	308	266	148	—	844	667	—	—	—
			EUR	63	101	172	23	—	359	296	—	—	—
			BRL	2,314	6,871	15,177	14,438	25,742	64,542	35,841	—	—	—
			MXN	24	71	8	—	—	103	84	—	—	—
Trade and other accounts payables
	OTHERS	OTHERS	US$	846,541	7,063	—	—		853,604	709,933	—	—	—
			CLP	44,593	8,072	—	—	—	52,665	64,317	—	—	—
			BRL	309,999	7,671	—	—	—	317,670	409,474	—	—	—
			Other currency	178,740	5,522	—	—	—	184,262	118,189	—	—	—
Accounts payable to related parties currents
Foreign	Qatar Airways	Qatar	US$	—	2,312	—	—	—	2,312	2,312	—	—	—
Foreign	Delta Air Lines, Inc.	USA	US$	—	5,132	—	—	—	5,132	5,132	—	—	—

	Total			1,525,094	471,265	1,150,168	946,119	1,717,507	5,810,153	4,277,352
	Total consolidated			1,639,929	972,524	2,345,306	3,494,239	3,172,946	11,624,944	8,312,135

Classification of financial instruments at fair value
The following table shows the classification of financial instruments at fair value, depending on the level of information used in the assessment:

	As of December 31, 2024				As of December 31, 2023
		Fair value measurements using values considered as				Fair value measurements using values considered as
	Fair value	Level I	Level II	Level III	Fair value	Level I	Level II	Level III
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Assets
Cash and cash equivalents	77,313	77,313	—	—	89,706	89,706	—	—
Short-term mutual funds	77,313	77,313	—	—	89,706	89,706	—	—

Other financial assets, current	15,565	—	15,565	—	22,136	—	22,136	—
Fair value interest rate derivatives	4,676	—	4,676	—	—	—	—	—
Fair value of fuel derivatives	7,747	—	7,747	—	22,136	—	22,136	—
Fair value of foreign currency derivative	3,142	—	3,142	—	—	—	—	—

Liabilities
Other financial liabilities, current	—	—	—	—	1,544	—	1,544	—
Fair value of foreign currency derivatives	—	—	—	—	1,544	—	1,544	—

Schedule of financial instruments which are not recorded at fair value	In order to meet the disclosure requirements of fair values, the Company has valued these instruments as shown in the table below:

	As of December 31, 2024		As of December 31, 2023
	Book value	Fair value	Book value	Fair value
	ThUS$	ThUS$	ThUS$	ThUS$
Cash and cash equivalents	1,880,475	1,880,475	1,625,055	1,625,055
Cash on hand	1,885	1,885	2,019	2,019
Bank balance	664,173	664,173	552,187	552,187
Overnight	103,761	103,761	75,236	75,236
Time deposits	1,110,656	1,110,656	995,613	995,613
Other financial assets, current	51,730	51,730	152,683	152,683
Other financial assets	51,730	51,730	152,683	152,683
Trade debtors, other accounts receivable and Current accounts receivable	1,163,707	1,163,707	1,385,910	1,385,910
Accounts receivable from entities related, current	25	25	28	28
Other financial assets, non-current	53,772	53,772	34,485	34,485
Accounts receivable, non-current	12,342	12,342	12,949	12,949

Other current financial liabilities	635,213	837,181	594,519	867,791
Accounts payable for trade and other accounts payable, current	2,133,572	2,133,572	1,765,279	1,765,279
Accounts payable to entities related, current	12,875	12,875	7,444	7,444
Other financial liabilities, non current	6,515,238	6,361,620	6,341,669	6,174,294
Accounts payable, non current	491,762	491,762	418,587	418,587